SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Years ended December 31,
Number of common shares (in millions)	Notes	2024	2023
Outstanding, beginning of the year		481.3	479.0
Equity issuance		85.2	—
Issuance of flow-through common shares		1.9	—
Issuance of shares for share-based compensation	25	3.0	2.3
Outstanding, end of the year		571.4	481.3